DELAWARE ECONOMIC DEVELOPMENT AUTHORITY LOAN (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2014	Oct. 31, 2013	Feb. 28, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Jun. 30, 2010
Debt Instrument [Line Items]
Delaware Economic Development Authority loan				$ 4,000,000	$ 8,000,000	$ 4,000,000	$ 20,000,000
Annual conversion of loan to grant				$ 4,000,000
Term of loan conversion				5 years
Minimum man hours of labor utilized				600000 hours
Minimum qualified capital expenditures				$ 125,000,000
Economic Development Authority Loan, Loan Conversion, Decrease (Increase) to Property, Plant and Equipment				$ 4,000,000	$ 4,000,000
Zero Percent Interest Note [Member]
Debt Instrument [Line Items]
Debt fixed interest rate				0.00%
Tranche 1 [Member]
Debt Instrument [Line Items]
Amount of loan converted during period			$ 4,000,000
Tranche 2 [Member]
Debt Instrument [Line Items]
Amount of loan converted during period		$ 4,000,000
Debt Instrument, Debt Forgiveness, Period Three [Member]
Debt Instrument [Line Items]
Amount of loan converted during period	$ 4,000,000